UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-04258

 Value Line Convertible Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: April 30, 2009

Date of reporting period: April 30, 2009

Item I.  Reports to Stockholders.

A copy of the Annual Report to Stockholders for the period ended 4/30/09 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management, LLC 220 East 42nd Street New York, NY 10017-5891	A N N U A L R E P O R T
A p r i l 3 0 , 2 0 0 9

DISTRIBUTOR	EULAV Securities, Inc.
220 East 42nd Street
New York, NY 10017-5891

CUSTODIAN BANK	State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

SHAREHOLDER	State Street Bank and Trust Co.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
	Kansas City, MO 64121-9729	Value Line Convertible Fund, Inc.

INDEPENDENT	PricewaterhouseCoopers LLP
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY 10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272

DIRECTORS	Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Thomas T. Sarkany
Nancy-Beth Sheerr
Daniel S. Vandivort

OFFICERS	Mitchell E. Appel
President
Howard A. Brecher
Vice President and Secretary
Emily D. Washington
Treasurer

This audited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

00067199

Value Line Convertible Fund, Inc.

To Our Value Line

To Our Shareholders:

Enclosed is your annual report for the year ended April 30, 2009. I encourage you to carefully review this annual report, which includes economic observations, your Fund’s performance data and highlights, schedule of investments, and financial statements.

The year that ended on April 30, 2009, was a difficult period for convertible issues. Equity and convertible markets slid and investors sought the safety of high-quality government bonds.

During the period, the economy went into a deep recession. The bankruptcy of Lehman Brothers triggered a global panic, causing widespread selling of equities, convertibles and corporate bonds.

The performance of convertible issues suffered. For the period, your Fund declined 26.2%, compared to the 18.7% decline of its index benchmark, the Merrill Lynch Convertible Index(1). The Fund did outperform the S&P 500 Index(2) which fell 35.3%. Most of the Fund’s underperformance versus the Merrill Lynch Index came in the latter part of 2008 and the start of 2009 when convertibles mounted a rebound. Due to a liquidity freeze in the convertibles market, where few issues were available, the Fund was unable to purchase many of the attractive convertibles then available and could not participate fully in the rebound. This caused the Fund to lag the Index.

However, more recently, the liquidity of the markets has improved as fear and panic have subsided. Both equities and convertibles have rallied, as the recession’s fury has ebbed somewhat. In this more favorable environment, the Fund has been able to purchase attractively priced convertibles offering solid credit quality, favorable income, and good liquidity, with increasing prospects for price appreciation.

As always, your confidence in Value Line is appreciated. All of us at the Advisor recognize it was a difficult year and appreciate your confidence in us. We are working to capitalize on this volatile market’s best opportunities for select investments that meet your Fund’s objectives. We continue to welcome the opportunity to serve your long-term investment goals.

Sincerely,

/s/ Mitchell Appel
Mitchell Appel, President

June 10, 2009

(1)
The Merrill Lynch Convertible Index represents a diversified group of convertible securities. This is unmanaged and does not reflect charges, expenses or taxes, so it is not possible to directly invest in this index.

(2)
The Standard & Poor’s 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, so it is not possible to directly invest in this index.

2

Value Line Convertible Fund, Inc.

Convertible Fund Shareholders

Economic Observations

A severe recession remains in place both in this country and around the globe. The good news is that the worst of this painful business downturn probably is behind us.

The recession is traceable to several events, beginning with sharp declines in housing construction, home sales, and real estate prices. We also have seen a large reduction in credit availability, a high level of bank failures, rising foreclosure rates, surging unemployment, spotty retail activity, and declines in manufacturing. Encouragingly, though, the extended decline in global business activity should end later this year. An initially tepid and uneven economic recovery is likely to follow.

Meanwhile, inflation, which had moved sharply higher in this country last year, following dramatic increases in oil, food, and commodity prices, has moderated noticeably in more recent months, thanks to declines earlier this year in selected commodity prices. However, that price weakness has proven shortlived, as commodities—notably oil—have surged anew. We do not think prices will escalate as sharply as they did before, but we do caution that some upward pressure is likely to accompany any sustained expansion in economic strength over the next several years.

3

Value Line Convertible Fund, Inc.

(unaudited)

The following graph compares the performance of the Value Line Convertible Fund, Inc. to that of the S&P 500 Index and the Merrill Lynch Convertible Index. The Value Line Convertible Fund, Inc. is a professionally managed mutual fund, while the Indexes are not available for investment and are unmanaged. The returns for the Indexes do not reflect charges, expenses or taxes, but do include the reinvestment of dividends. The comparison is shown for illustrative purposes only.

Comparison of a Change in Value of a $10,000 Investment in the Value Line Convertible Fund, Inc.,
the S&P 500 Index* and the Merrill Lynch Convertible Index**

Performance Data: ***

	Average Annual Total Return	Growth of an Assumed Investment of $10,000
1 year ended 4/30/09	(26.18%)	$7,382
5 years ended 4/30/09	(1.18%)	$9,423
10 years ended 4/30/09	1.39%	$11,485

*	The Standard and Poors 500 Stock Index (S&P 500 Index) is an unmanaged index that is representative of the larger capitalization stocks traded in the United States.

**	The Merrill Lynch Convertible Index is an unmanaged index that represents a diversified group of convertible securities.

***
The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4

Value Line Convertible Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 through April 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 11/1/08	Ending account value 4/30/09	Expenses paid during period 11/1/08 thru 4/30/09*
Actual	$1,000.00	$1,047.22	$10.36
Hypothetical (5% return before expenses)	$1,000.00	$1,014.67	$10.20

*
Expenses are equal to the Fund’s annualized expense ratio of 2.04% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

5

Value Line Convertible Fund, Inc.

Portfolio Highlights at April 30, 2009 (unaudited)

Ten Largest Holdings

Issue	Principal Amount or Shares	Value	Percentage of Net Assets
Henry Schein, Inc., 3.00%, 08/15/34	$400,000	$433,500	2.0%
Sybase, Inc., 1.75%, 02/22/25	$300,000	$418,500	1.9%
Cameron International Corp., 2.50%, 06/15/26	$350,000	$381,062	1.7%
EMC Corp., 1.75%, 12/01/11	$350,000	$365,312	1.7%
Danaher Corp., 0.0%, 01/22/21	$400,000	$359,000	1.6%
Transocean, Inc., 1.50%, 12/15/37	$400,000	$353,500	1.6%
Carnival Corp., 2.00%, 04/15/21	$350,000	$340,375	1.5%
Hasbro, Inc., 2.75%, 12/01/21	$250,000	$324,375	1.5%
Gilead Sciences, Inc., 0.63%, 05/01/13	$250,000	$321,875	1.5%
Schering-Plough Corp., 6.00%, Pfd.	1,500	$316,860	1.4%

Asset Allocation — Percentage of Net Assets

Sector Weightings — Percentage of Total Investment Securities

6

Value Line Convertible Fund, Inc.

Schedule of Investments	April 30, 2009

Principal Amount		Value
CONVERTIBLE CORPORATE BONDS & NOTES (82.5%)

	AEROSPACE/DEFENSE (4.6%)
$250,000	AAR Corp. 1.75%, 2/1/26	$194,687
250,000	Alliant Techsystems, Inc., Senior Subordinated Notes, 3.00%, 8/15/24	285,625
350,000	L-3 Communications Corp. 3.00%, 8/1/35	350,000
200,000	Orbital Sciences Corp., Senior Subordinated Notes, 2.44%, 1/15/27	179,500
		1,009,812

	APPAREL (0.9%)
250,000	Iconix Brand Group, Inc., Senior Subordinated Notes, 1.88%, 6/30/12	198,438

	AUTO & TRUCK (0.8%)
200,000	United Auto Group, Inc., Senior Subordinated Notes, 3.50%, 4/1/26	175,500

	BEVERAGE — ALCOHOLIC (0.7%)
150,000	Molson Coors Brewing Co., Senior Notes, 2.50%, 7/30/13	159,188

	BIOTECHNOLOGY (1.7%)
300,000	Amgen, Inc. 0.38%, 2/1/13	271,125
100,000	Invitrogen Corp., Senior Notes, 1.50%, 2/15/24	94,500
		365,625

	CHEMICAL — DIVERSIFIED (1.1%)
250,000	Millipore Corp., Senior Notes, 3.75%, 6/1/26	238,438

	COAL (1.0%)
300,000	Peabody Energy Corp. 4.75%, 12/15/41	222,750

	COMPUTER & PERIPHERALS (4.3%)
100,000	DST Systems, Inc., Senior Debentures Ser. A, 4.13%, 8/15/23 (1)	98,250
350,000	EMC Corp., Senior Notes, 1.75%, 12/1/11	365,312

Principal Amount		Value
$250,000	NetApp, Inc., Senior Notes, 1.75%, 6/1/13 (2)	$222,188
250,000	Symantec Corp., Senior Notes, 1.00%, 6/15/13	268,750
		954,500

	COMPUTER SOFTWARE & SERVICES (4.1%)
150,000	Euronet Worldwide, Inc., Senior Debentures, 3.50%, 10/15/25	121,687
100,000	L-1 Identity Solutions, Inc., Senior Notes, 3.75%, 5/15/27	69,375
150,000	Mentor Graphics Corp., Subordinated Debentures, 6.25%, 3/1/26	115,313
300,000	Sybase, Inc., Subordinated Notes, 1.75%, 2/22/25	418,500
200,000	Tech Data Corp., Senior Debentures, 2.75%, 12/15/26	181,250
		906,125

	DIVERSIFIED COMPANIES (1.6%)
400,000	Danaher Corp., 0.0% 1/22/21 (3)	359,000

	DRUG (5.7%)
200,000	Allergan, Inc. 1.50%, 4/1/26	204,250
100,000	Cephalon, Inc., Senior Subordinated Notes, 2.00%, 6/1/15	144,250
250,000	Gilead Sciences, Inc., Senior Notes, 0.63%, 5/1/13	321,875
150,000	Teva Pharmaceutical Finance LLC, Series A, 0.50%, 2/1/24	174,937
200,000	Teva Pharmaceutical Finance LLC Series D, 1.75%, 2/1/26	217,750
200,000	Watson Pharmaceuticals, Inc., Senior Debentures Contingent, 1.75%, 3/15/23	194,750
		1,257,812

	E-COMMERCE (0.7%)
150,000	Informatica Corp., Senior Notes, 3.00%, 3/15/26	153,938

	ELECTRICAL EQUIPMENT (2.7%)
150,000	EnerSys, Senior Notes, 3.38%, 6/1/38 (1)	110,437

See Notes to Financial Statements.

7

Value Line Convertible Fund, Inc.

Schedule of Investments

Principal Amount		Value
$300,000	General Cable Corp., Senior Notes, 1.00%, 10/15/12	$228,750
100,000	WESCO International, Inc. 1.75%, 11/15/26	78,500
200,000	WESCO International, Inc., Senior Debentures, 2.63%, 10/15/25	189,000
		606,687

	ENTERTAINMENT (0.7%)
200,000	Liberty Media LLC 3.13%, 3/30/23	163,750

	ENTERTAINMENT TECHNOLOGY (0.9%)
200,000	Scientific Games Corp., 0.75%, 12/1/24 (1)	188,750

	ENVIRONMENTAL (1.6%)
250,000	Covanta Holding Corp., Senior Debentures, 1.00%, 2/1/27	204,063
150,000	Waste Connections, Inc., Senior Notes, 3.75%, 4/1/26	154,125
		358,188

	FINANCIAL SERVICES — DIVERSIFIED (1.0%)
200,000	Leucadia National Corp. 3.75%, 4/15/14	220,000

	FOOD PROCESSING (1.0%)
250,000	Archer-Daniels-Midland Co., Senior Notes, 0.88%, 2/15/14	229,063

	FOOD WHOLESALERS (0.9%)
300,000	Spartan Stores, Inc., Senior Notes, 3.38%, 5/15/27	190,125

	HOUSEHOLD PRODUCTS (0.5%)
250,000	Lifetime Brands, Inc., Senior Notes, 4.75%, 7/15/11	112,500

	INFORMATION SERVICES (0.5%)
150,000	Alliance Data Systems Corp., Senior Notes, 1.75%, 8/1/13 (2)	115,688

	INSURANCE — PROPERTY & CASUALTY (0.2%)
50,000	CACI International, Inc. 2.13%, 5/1/14	45,375

Principal Amount		Value
	INTERNET (0.3%)
$100,000	VeriSign, Inc., Jr. Subordinated Debentures, 3.25%, 8/15/37 (2)	$72,500

	MACHINERY (2.4%)
200,000	AGCO Corp., Senior Subordinated Notes, 1.25%, 12/15/36	170,250
100,000	Ingersoll-Rand Co. Ltd. 4.50%, 4/15/12	139,750
400,000	Roper Industries, Inc. 0.0% 1/15/34 (3)	226,000
		536,000

	MEDICAL SERVICES (1.4%)
100,000	Kendle International, Inc., Senior Notes, 3.38%, 7/15/12	63,625
300,000	LifePoint Hospitals, Inc., Senior Subordinated Debentures, 3.50%, 5/15/14	240,375
		304,000

	MEDICAL SUPPLIES (10.5%)
300,000	ALZA Corp. 0.0% 7/28/20 (3)	265,125
200,000	American Medical Systems Holdings, Inc., Senior Subordinated Notes, 3.25%, 7/1/36	171,750
200,000	Beckman Coulter, Inc., Senior Notes, 2.50%, 12/15/36	201,750
250,000	Fisher Scientific International, Inc., Senior Subordinated Notes, 3.25%, 3/1/24	292,812
400,000	Henry Schein, Inc., Contingent Senior Notes, 3.00%, 8/15/34	433,500
250,000	Hologic, Inc., Senior Notes, 2.00%, 12/15/37 (1)	176,875
150,000	Inverness Medical Innovations, Inc. 3.00%, 5/15/16	142,313
250,000	Kinetic Concepts, Inc., Senior Notes, 3.25%, 4/15/15 (2)	186,562
150,000	Medtronic, Inc. 1.50%, 4/15/11	141,563
100,000	Medtronic, Inc., Senior Notes, 1.63%, 4/15/13	90,125
250,000	Thoratec Corp., Subordinated Notes, 1.38%, 5/16/34 (1)	221,875
		2,324,250

See Notes to Financial Statements.

8

Value Line Convertible Fund, Inc.

April 30, 2009

Principal Amount		Value
	METALS FABRICATING (0.5%)
$200,000	Trinity Industries, Inc. Subordinated Notes, 3.88%, 6/1/36	$110,000

	NATURAL GAS — DIVERSIFIED (1.9%)
150,000	Chesapeake Energy Corp., Contingent Senior Notes, 2.75%, 11/15/35	127,687
200,000	Chesapeake Energy Corp., Contingent Senior Notes, 2.25%, 12/15/38	110,750
250,000	Penn Virginia Corp., Senior Subordinated Notes, 4.50%, 11/15/12	171,875
		410,312
	OILFIELD SERVICES/EQUIPMENT (6.6%)
350,000	Cameron International Corp., Senior Debentures, 2.50%, 6/15/26	381,062
150,000	Hornbeck Offshore Services, Inc. 1.63%, 11/15/26 (1)	105,600
250,000	SEACOR Holdings, Inc., Senior Debentures, 2.88%, 12/15/24	254,063
350,000	SESI LLC, Guaranteed Senior Notes, 1.50%, 12/15/26 (1)	285,687
400,000	Transocean, Inc. 1.50%, 12/15/37	353,500
100,000	Transocean, Inc., Senior Notes Series C, 1.50%, 12/15/37	85,500
		1,465,412

	PAPER & FOREST PRODUCTS (0.4%)
100,000	Rayonier TRS Holdings, Inc., Guaranteed Senior Exchangeable Notes, 3.75%, 10/15/12	96,750

	PETROLEUM — PRODUCING (1.8%)
150,000	Bill Barrett Corp., Senior Notes, 5.00%, 3/15/28	127,125
200,000	Goodrich Petroleum Corp., Senior Notes, 3.25%, 12/1/26	155,750
150,000	Pioneer Natural Resources Co., Senior Notes, 2.88%, 1/15/38	120,187
		403,062

Principal Amount		Value
	PHARMACY SERVICES (0.5%)
$150,000	Omnicare, Inc. 3.25%, 12/15/35	$102,750

	POWER (0.3%)
100,000	Suntech Power Holdings Co. Ltd., Senior Notes, 3.00%, 3/15/13 (2)	59,375

	R.E.I.T. (3.4%)
350,000	Boston Properties L.P. 3.75%, 5/15/36	304,062
100,000	Host Hotels & Resorts, Inc., Exchangeable Senior Debentures, 2.63%, 4/15/27 (2)	80,375
300,000	Vornado Realty Trust, Senior Debentures, 3.88%, 4/15/25	276,000
100,000	Vornado Realty Trust, Senior Notes, 3.63%, 11/15/26	89,250
		749,687

	RECREATION (3.0%)
350,000	Carnival Corp. 2.00%, 4/15/21	340,375
250,000	Hasbro, Inc. 2.75%, 12/1/21	324,375
		664,750

	RETAIL — SPECIAL LINES (1.3%)
300,000	Best Buy Company, Inc. 2.25%, 1/15/22	298,125

	SECURITIES BROKERAGE (1.3%)
350,000	NASDAQ OMX Group, Inc. (The), Senior Notes Convertible, 2.50%, 8/15/13	278,688

	SEMICONDUCTOR (3.2%)
250,000	Intel Corp., Jr. Subordinated Debentures, 2.95%, 12/15/35	214,375
150,000	Micron Technology, Inc., Senior Notes, 1.88%, 6/1/14	85,500
300,000	ON Semiconductor Corp., Senior Subordinated Notes, 2.63%, 12/15/26	243,750
200,000	Xilinx, Inc., Subordinated Debentures, 3.13%, 3/15/37	155,500
		699,125

See Notes to Financial Statements.

9

Value Line Convertible Fund, Inc.

Schedule of Investments

Principal Amount		Value
	TELECOMMUNICATION SERVICES (2.4%)
$300,000	Equinix, Inc., Subordinated Notes, 2.50%, 4/15/12	$271,500
100,000	NII Holdings, Inc. 3.13%, 6/15/12	73,000
200,000	Qwest Communications International, Inc. 3.50%, 11/15/25	195,750
		540,250

	TELECOMMUNICATIONS EQUIPMENT (2.3%)
150,000	Anixter International, Inc. 0.0% 7/7/33 (3)	94,687
200,000	Anixter International, Inc., Senior Notes, 1.00%, 2/15/13	168,000
300,000	Arris Group, Inc. 2.00%, 11/15/26	255,000
		517,687

	WIRELESS NETWORKING (1.8%)
150,000	Itron, Inc., Senior Subordinated Notes, 2.50%, 8/1/26	151,875
300,000	SBA Communications Corp., Senior Notes, 1.88%, 5/1/13 (2)	252,000
		403,875

	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (Cost $18,899,886)	18,267,850

Shares
COMMON STOCKS (7.0%)

	AEROSPACE/DEFENSE (0.2%)
500	Northrop Grumman Corp.	24,175
500	Rockwell Collins, Inc.	19,175
		43,350
	BANK (0.2%)
500	Bank of Hawaii Corp.	17,570
1,000	JPMorgan Chase & Co.	33,000
		50,570

Shares		Value
	BANK — CANADIAN (0.3%)
1,500	Bank of Nova Scotia	$42,690
550	Toronto-Dominion Bank (The)	21,681
		64,371

	BANK — FOREIGN (0.2%)
3,225	Itau Unibanco Banco Multiplo S.A. ADR	44,279
	BANK — MIDWEST (0.1%)
500	Northern Trust Corp.	27,180
	BUILDING MATERIALS (0.1%)
500	Fluor Corp.	18,935
	CHEMICAL — BASIC (0.1%)
500	Agrium, Inc.	21,510
	CHEMICAL — SPECIALTY (0.2%)
500	Praxair, Inc.	37,305
	COAL (0.1%)
500	Joy Global, Inc.	12,750
	DIVERSIFIED COMPANIES (0.3%)
750	Honeywell International, Inc.	23,407
500	SPX Corp.	23,085
500	United Technologies Corp.	24,420
		70,912

	DRUG (0.3%)
500	Alexion Pharmaceuticals, Inc.*	16,710
500	Celgene Corp. *	21,360
1,000	OSI Pharmaceuticals, Inc.*	33,570
		71,640

	ELECTRICAL UTILITY — CENTRAL (0.1%)
500	ITC Holdings Corp.	21,765
	FINANCIAL SERVICES — DIVERSIFIED (0.5%)
250	Affiliated Managers Group, Inc.*	14,212
500	Credit Suisse Group ADR	19,140
500	Loews Corp.	12,445
1,000	T. Rowe Price Group, Inc.	38,520
500	Visa, Inc. Class A	32,480
		116,797
	INDUSTRIAL SERVICES (0.1%)
600	FTI Consulting, Inc. *	32,928

See Notes to Financial Statements.

10

Value Line Convertible Fund, Inc.

April 30, 2009

Shares		Value
	INTERNET (0.3%)
500	Priceline.com, Inc. *	$48,545
500	SINA Corp. *	14,005
		62,550
	MACHINERY (0.2%)
500	Cummins, Inc.	17,000
500	Flowserve Corp.	33,950
		50,950
	MEDICAL SUPPLIES (0.5%)
500	Haemonetics Corp. *	25,815
2,000	Illumina, Inc. *	74,700
		100,515
	METALS & MINING DIVERSIFIED (0.3%)
4,000	Companhia Vale do Rio Doce ADR	66,040
	NATURAL GAS — DIVERSIFIED (0.3%)
750	Devon Energy Corp.	38,888
500	XTO Energy, Inc.	17,330
		56,218
	OILFIELD SERVICES/EQUIPMENT (1.0%)
500	FMC Technologies, Inc. *	17,754
350	National-Oilwell Varco, Inc. *	10,598
500	Noble Corp.	13,665
2,400	Schlumberger Ltd.	117,576
1,000	Transocean Ltd. *	67,480
500	Willbros Group, Inc. *	5,730
		232,803
	PETROLEUM — INTEGRATED (0.2%)
450	Chevron Corp.	29,745
400	Murphy Oil Corp.	19,084
		48,829
	PETROLEUM — PRODUCING (0.1%)
500	Range Resources Corp.	19,985
	PHARMACY SERVICES (0.0%)
150	Express Scripts, Inc. *	9,596
	POWER (0.1%)
500	SunPower Corp. Class A *	13,690
	PRECISION INSTRUMENT (0.1%)
500	Triumph Group, Inc.	20,665
500	Woodward Governor Co.	9,980
		30,645

Shares		Value
	R.E.I.T. (0.0%)
500	SL Green Realty Corp.	$8,830
	RAILROAD (0.2%)
500	Canadian National Railway Co.	20,210
500	CSX Corp.	14,795
		35,005
	RETAIL — AUTOMOTIVE (0.1%)
500	O’Reilly Automotive, Inc. *	19,425
	RETAIL — SPECIAL LINES (0.3%)
2,166	TJX Companies, Inc. (The)	60,583
	SECURITIES BROKERAGE (0.1%)
400	Stifel Financial Corp. *	19,692
	SHOE (0.1%)
500	NIKE, Inc. Class B	26,235
	STEEL — INTEGRATED (0.1%)
500	United States Steel Corp.	13,275
	TOBACCO (0.1%)
500	Universal Corp.	15,080
	TRUCKING (0.1%)
500	Landstar System, Inc.	17,805
	TOTAL COMMON STOCKS (Cost $1,570,421)	1,542,043

CONVERTIBLE PREFERRED STOCKS (6.4%)
	BANK (2.4%)
450	Bank of America Corp. Series L, 7.25%, Pfd.	259,650
450	Wells Fargo & Co. Series L, 7.50%, Pfd.	278,100
		537,750
	CHEMICAL — DIVERSIFIED (0.4%)
3,000	Celanese Corp. 4.25%, Pfd.	84,000
	DRUG (1.4%)
1,500	Schering-Plough Corp. 6.00%, Pfd.	316,860
	METALS & MINING DIVERSIFIED (1.4%)
100	Freeport-McMoRan Copper & Gold, Inc. 5.50%, Pfd.	98,875
2,500	Freeport-McMoRan Copper & Gold, Inc. 6.75%, Pfd.	168,125
1,500	Vale Capital Ltd. Guaranteed Notes Series RIO, 5.50%, Pfd.	52,515
		319,515

See Notes to Financial Statements.

11

Value Line Convertible Fund, Inc.

Schedule of Investments	April 30, 2009

Shares		Value
	NATURAL GAS — DIVERSIFIED (0.6%)
200	El Paso Corp. 4.99%, Pfd.	$124,750
	OILFIELD SERVICES/EQUIPMENT (0.2%)
1,000	Bristow Group, Inc. 5.50%, Pfd.	32,125
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,588,338)	1,415,000

	TOTAL INVESTMENT SECURITIES (95.9%) (Cost $22,058,645)	21,224,893

Principal Amount
REPURCHASE AGREEMENT (2.2%)
$500,000	With Morgan Stanley, 0.10%, dated 4/30/09, due 5/1/09, delivery value $500,001 collateralized by $380,000 U.S. Treasury Bonds 6.75%, due 8/15/26, with a value of $515,393)	500,000

	TOTAL REPURCHASE AGREEMENT (Cost $500,000)	500,000

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.9%)		410,157
NET ASSETS (100%)		$22,135,050

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($22,135,050 ÷ 2,519,378 shares outstanding)		$8.79

*	Non-income producing.

(1)	Step Bond — The rate shown is as of April 30, 2009 and will reset at a future date.

(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

(3)	Zero coupon bond.

ADR	American Depositary Receipt.

See Notes to Financial Statements.

12

Value Line Convertible Fund, Inc.

Statement of Assets and Liabilities
April 30, 2009

Assets:
Investment securities, at value (Cost — $22,058,645)	$21,224,893
Repurchase agreement (Cost - $500,000)	500,000
Cash	36,939
Receivable for securities sold	669,116
Interest and dividends receivable	154,428
Prepaid expenses	24,110
Receivable for capital shares sold	4,610
Total Assets	22,614,096

Liabilities:
Payable for securities purchased	417,202
Payable for capital shares repurchased	3,894
Accrued expenses:
Advisory fee	11,180
Service and distribution plan fees	1,789
Directors’ fees and expenses	929
Other	44,052
Total Liabilities.	479,046
Net Assets	$22,135,050

Net assets consist of:
Capital stock, at $1.00 par value (authorized 50,000,000, outstanding 2,519,378 shares)	$2,519,378
Additional paid-in capital	26,315,393
Distributions in excess of net investment income	(57)
Accumulated net realized loss on investments and foreign currency	(5,865,922)
Net unrealized depreciation of investments and foreign currency translations	(833,742)
Net Assets	$22,135,050
Net Asset Value, Offering and Redemption Price per Outstanding Share ($22,135,050 ÷ 2,519,378 shares outstanding)	$8.79

Statement of Operations for the Year Ended April 30, 2009

Investment Income:
Interest (net of foreign withholding tax of $127)	$490,971
Dividends (net of foreign withholding tax of $425)	159,829
Total Income	650,800
Expenses:
Advisory fee	182,658
Auditing and legal fees	61,155
Service and distribution plan fees	60,886
Printing and postage	47,728
Custodian fees	45,269
Registration and filing fees	27,751
Transfer agent fees	23,243
Directors’ fees and expenses	2,830
Insurance	2,476
Other	11,281
Total Expenses Before Custody Credits and Fees Waived	465,277
Less: Advisory Fee Waived	(30,443)
Less: Service and Distribution Plan Fees Waived	(36,532)
Less: Custody Credits	(3,325)
Net Expenses	394,977
Net Investment Income	255,823
Net Realized and Unrealized Gain/ (Loss) on Investments and Foreign Exchange Transactions:
Net Realized Loss	(5,648,996)
Change in Net Unrealized Appreciation/(Depreciation)	(2,155,955)
Net Realized Loss and Change in Net Unrealized Appreciation/ (Depreciation) on Investments and Foreign Exchange Transactions	(7,804,951)
Net Decrease in Net Assets from Operations	$(7,549,128)

See Notes to Financial Statements.

13

Value Line Convertible Fund, Inc.

Statement of Changes in Net Assets for the Years Ended April 30, 2009 and 2008

	Year Ended April 30, 2009	Year Ended April 30, 2008

Operations:
Net investment income	$255,823	$411,588
Net realized gain/(loss) on investments and foreign currency	(5,648,996)	1,851,991
Change in net unrealized appreciation/(depreciation)	(2,155,955)	(2,210,105)
Net increase/(decrease) in net assets from operations	(7,549,128)	53,474

Distributions to Shareholders:
Net investment income	(255,792)	(498,466)
Net realized gain from investment transactions	(182,966)	(2,775,960)
Return of capital	(181,638)	—
Total Distributions	(620,396)	(3,274,426)

Capital Share Transactions:
Proceeds from sale of shares	3,865,309	892,178

Proceeds from reinvestment of dividends and distributions to shareholders	564,036	2,987,101
Cost of shares repurchased	(4,157,398)	(4,286,306)
Net increase/(decrease) in net assets from capital share transactions	271,947	(407,027)

Total Decrease in Net Assets	(7,897,577)	(3,627,979)

Net Assets:
Beginning of year	30,032,627	33,660,606
End of year	$22,135,050	$30,032,627
Distributions in excess of net investment income, at end of year	$(57)	$(4)

See Notes to Financial Statements.

14

Value Line Convertible Fund, Inc.

Notes to Financial Statements	April 30, 2009

1. Significant Accounting Policies

Value Line Convertible Fund, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose investment objective is to seek high current income together with capital appreciation. The Fund seeks to accomplish its objective by investing primarily in convertible securities.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term exceeds 60 days. Securities for which market quotations are not readily available or which are not readily marketable are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Fair Value Measurements: The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective May 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

15

Value Line Convertible Fund, Inc.

Notes to Financial Statements

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$2,617,293	—
Level 2 - Other Significant Observable Inputs	19,107,600	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$21,724,893	—

*	Other financial instruments include futures, forwards and swap contracts.

For the year ended April 30, 2009, there were no Level 3 investments.

(C) Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(D) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

(E) Security Transactions and Distributions: Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(F) Convertible Securities: It is the Fund’s policy to invest a significant portion of its assets in convertible securities. The return provided by a convertible security is greatly influenced by the performance of the common stock for which it can be exchanged. However, factors such as coupon rate, yield to maturity, years to maturity and premium rates and investment value, which measures the convertible security’s degree of downside price protection, all can have a strong effect on the performance of the convertible security while having no influence on the performance of its underlying common stock. Therefore, convertible securities are not considered derivative financial instruments. In connection with transactions in convertible securities, when the Fund chooses to convert the securities into the underlying common stock at the designated conversion rate, there will be no gain or loss recognized upon conversion and the common stock will reflect the cost of the original convertible security.

(G) Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

16

Value Line Convertible Fund, Inc.

April 30, 2009

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/depreciation on investments.

(H) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(I) Accounting for Real Estate Investment Trusts: The Fund owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(J) Foreign Taxes: The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

2.	Capital Share Transactions

Transactions in capital stock were as follows:

	Year Ended April 30, 2009	Year Ended April 30, 2008
Shares sold	448,067	69,326
Shares issued to shareholders in reinvestment of dividends and distributions	64,777	236,029
Shares repurchased	(444,743)	(327,100)
Net increase/(decrease)	68,101	(21,745)
Dividends per share from net investment income	$0.1038	$0.2025
Distribution per share from net realized gains	$0.0725	$1.1848
Distributions per share from return of capital	$0.0737	$—

3.	Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Year Ended April 30, 2009
Purchases:
Investment Securities	$38,670,379
Sales:
Investment Securities	$37,700,372

4.	Income Taxes

At April 30, 2009, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$23,357,109
Gross tax unrealized appreciation	$997,419
Gross tax unrealized depreciation	($2,629,635)
Net tax unrealized depreciation on investments	($1,632,216)
Capital loss carryforward, expires April 30, 2017	$(1,694,219)

17

Value Line Convertible Fund, Inc.

Notes to Financial Statements

During the year ended April 30, 2009, as permitted under federal income tax regulations, the Fund elected to defer $3,373,294 of post-October net capital and currency losses to the next taxable year.

To the extent that current or future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to shareholders.

It is uncertain whether the Fund will be able to realize the benefits of the capital losses before they expire.

The Fund’s net unrealized gain (loss) differs for financial statement and tax purposes primarily due to wash sales.

Permanent book-tax differences relating to the classification of income in the current year were reclassified within the composition of the net asset accounts. The Fund decreased undistributed net investment income by $84, and increased accumulated net realized gain by $84. These reclassifications were primarily due to differing treatment of foreign currency gain/losses for tax purposes. Net assets were not affected by this reclassification.

The tax composition of distributions to shareholders for the years ended April 30, 2009 and April 30, 2008 were as follows:

	2009	2008
Ordinary income	$255,799	$892,007
Long-term capital gains	182,959	2,382,419
Return of Capital	181,638	—
	$620,396	$3,274,426

5.	Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

On June 30, 2008, Value Line, Inc. (“Value Line”) reorganized its investment management division into EULAV Asset Management, LLC (“EULAV”), a newly formed, wholly-owned subsidiary. As part of the reorganization, each advisory agreement was transferred from Value Line to EULAV and EULAV replaced Value Line as the Fund’s investment adviser. The portfolio managers, who are now employees of EULAV, have not changed as a result of the reorganization.

An advisory fee of $182,658 before fee waivers was paid or payable to Value Line or EULAV (the “Adviser”), for the year ended April 30, 2009. This was computed at an annual rate of  ¾ of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers of the Fund and pays their salaries. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses. Effective March 7, 2006, the Adviser voluntarily reduced the advisory fee by 0.125% for one year periods. Effective September 1, 2007 through August 31, 2010, the Adviser contractually agreed to reduce the Fund’s advisory fee by 0.125% for one year periods. The fees waived amounted to $30,443 for the year ended April 30, 2009. The Adviser has no right to recoup previously waived amounts.

18

Value Line Convertible Fund, Inc.

Notes to Financial Statements	April 30, 2009

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by EULAV Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of Value Line, for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended April 30, 2009, fees amounting to $60,886 before fee waivers were accrued under the Plan. Effective March 7, 2006, the Distributor voluntarily reduced the fee by 0.15%. Effective September 1, 2007 through August 31, 2010, the Distributor contractually agreed to reduce the distribution plan fee by 0.15% for one year periods. The fee waiver amounted to $36,532 for the year ended April 30, 2009. The Distributor has no right to recoup previously waived amounts.

For the year ended April 30, 2009, the Fund’s expenses were reduced by $3,325 under a custody credit arrangement with the custodian.

Certain officers, employees and a director of Value Line and/or affiliated companies are also officers and a director of the Fund. At April 30, 2009, the officers and directors of the Fund as a group owned 579 shares, representing less than 1% of the outstanding shares.

6.	Other

By letter dated June 15, 2005, the staff of the Northeast Regional Office of the Securities and Exchange Commission (“SEC”) informed Value Line that it was conducting an investigation in the matter of Value Line Securities, Inc. (“VLS”). Value Line has supplied numerous documents to the SEC in response to its requests and various individuals, including employees and former employees of Value Line, directors of the Fund and others, have provided testimony to the SEC. On May 8, 2008, the SEC issued a formal order of private investigation regarding whether VLS’ brokerage charges and related expense reimbursements from the Value Line Funds (“Funds”) during periods prior to 2005 were excessive and whether adequate disclosure was made to the SEC and the boards of directors and shareholders of the Funds. Thereafter, certain officers of Value Line, who are former officers of the Funds, asserted their constitutional privilege not to provide testimony. Value Line has informed the Funds that it believes that the SEC has completed the fact finding phase of its investigation and Value Line will seek to settle this matter with the SEC. Although management of Value Line cannot determine the effect that the investigation will have on Value Line’s financial statements, it believes that any settlement is likely to be material to it and has informed the Funds of its belief, in light of settlement discussions to date, that there are no loss contingencies that should be accrued or disclosed in the Fund’s financial statements and that the resolution of this matter is not likely to have a materially adverse effect on the ability of the Adviser or VLS to perform their respective contracts with the Fund.

7.	Subsequent Event

On May 5, 2009, Value Line Securities, Inc. changed its name to EULAV Securities, Inc.

19

Value Line Convertible Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

	Years Ended April 30,
	2009	2008	2007	2006	2005
Net asset value, beginning of year	$12.25	$13.61	$12.78	$11.06	$11.31
Income from investment operations:
Net investment income	0.11	0.17	0.27	0.23	0.19
Net gains or (losses) on securities (both realized and unrealized)	(3.32)	(0.15)	0.87	1.65	(0.19)
Total from investment operations	(3.21)	0.02	1.14	1.88	—
Less distributions:
Dividends from net investment income	(0.11)	(0.20)	(0.31)	(0.16)	(0.25)
Distributions from net realized gains	(0.07)	(1.18)	—	—	—
Return of capital	(0.07)	—	—	—	—
Total distributions	(0.25)	(1.38)	(0.31)	(0.16)	(0.25)
Net asset value, end of year	$8.79	$12.25	$13.61	$12.78	$11.06
Total return	(26.18)%	(0.02)%	9.12%	17.06%	(0.05)%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$22,135	$30,033	$33,661	$36,526	$38,665
Ratio of expenses to average net assets(1)	1.91%	1.67%	1.45%	1.39%	1.53%
Ratio of expenses to average net assets(2)	1.62%	1.37%	1.16%	1.34%	1.52%
Ratio of net investment income to average net assets	1.05%	1.28%	2.10%	1.85%	1.68%
Portfolio turnover rate	160%	139%	123%	82%	122%

(1)
Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of a portion of the advisory fee by the Adviser and a portion of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets, net of custody credits, but exclusive of the fee waivers would have been 1.90%, 1.65%, 1.43%, 1.38%, 1.52% as of April 30, 2009, 2008, 2007, 2006 and 2005, respectively.

(2)
Ratio reflects expenses net of the waiver of a portion of the advisory fee by the Adviser and a portion of the service and distribution plan fees by the Distributor and net of the custody credit arrangement.

See Notes to Financial Statements.

20

Value Line Convertible Fund, Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders
of Value Line Convertible Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Convertible Fund, Inc. (the “Fund”) at April 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York

June 29, 2009

21

Value Line Convertible Fund, Inc.

Federal Tax Notice (unaudited)

During the year ended April 30, 2009, the Fund paid dividends to shareholders of $0.1038 per share from net investment income and .0737 per share from return of capital. For corporate taxpayers, 47.51% of the ordinary income distributions paid during the fiscal year ended April 30, 2009 qualify for the corporate dividends received deductions. During the fiscal year ended April 30, 2009, 31.62% of the ordinary income distribution are treated as qualified dividends. During the year ended April 30, 2009, the Fund distributed $182,959 of long-term capital gains to shareholders.

22

Value Line Convertible Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

23

Value Line Convertible Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Thomas T. Sarkany Age 63	Director	Since 2008	Mutual Fund Marketing Director of Value Line Securities, Inc. (the “Distributor”).	None
Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 Age 53	Director	Since 2008	General Counsel, Archery Capital LLC (private investment fund).	Burnham Investors Trust, since 2004 (4 funds).
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 77	Director (Lead Independent Director since 2008)	Since 1993
Professor of History, Williams College, (1961-2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985-1994) Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 73	Director	Since 1997	Professor, Skidmore College, since 2008; Visiting Professor of Classics, Williams College, (1999-2008); President Emeritus, Skidmore College since 1999 and President, (1987-1998).	None
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 70	Director	Since 1983	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 60	Director	Since 1996	Senior Financial Advisor, Veritable L.P. (Investment Adviser) since 2004; Senior Financial Advisor, Hawthorn, (2001-2004).	None

24

Value Line Convertible Fund, Inc.

Management of the Fund

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 Age 55	Director	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management 2005-2007; Managing Director, Weiss, Peck and Greer, 1995-2005.	None
Officers
Mitchell E. Appel Age 38	President	Since 2008
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line since April 2008 and from September 2005 to November 2007; Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of Circle Trust Company from 2003 through May 2005; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009.

Howard A. Brecher Age 55	Vice President and Secretary	Since 2008
Vice President and Secretary of each of the Value Line Funds since June 2008; Vice President, Secretary and a Director of Value Line; Secretary of the Adviser since February 2009; Vice President, Secretary, Treasurer, General Counsel and a Director of Arnold Bernhard & Co., Inc.

Emily D. Washington Age 30	Treasurer	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of the Value Line Funds since August 2008; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Sarkany is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds,220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

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Value Line Convertible Fund, Inc.

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Value Line Convertible Fund, Inc.

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Value Line Convertible Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am – 5pm CST, Monday – Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

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Item 2.  Code of Ethics

(a)The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and  principal accounting officer.

(f)Pursuant to item 10(a),the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3.  Audit Committee Financial Expert.

(a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

(2) The Registrant’s Board has designated Daniel S. Vandivort, a member of the Registrant’s Audit Committee, as the Registrant’s Audit Committee Financial Expert.  Mr. Vandivort is an independent director who has served as President, Chief Investment Officer to Weis, Peck and Greer/Robeco Investment Management.  He has also previously served as Managing Director for Weis, Peck and Greer (1995-2005).

A person who is designated as an “audit committee financial expert” shall not make such person an "expert" for any purpose, including without limitation under Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services

(a)	Audit Fees 2009 - $6,823

(b)	Audit-Related fees – None

(c)	Tax Preparation Fees 2009 -$8,576

(d)	All Other Fees – None.

(e)
(1)  Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed during 2008 were pre-approved by the committee.

(e)	(2) Not applicable.

(f)	Not applicable.

(g)	Aggregate Non-Audit Fees 2009 -$63,119

(h)	Not applicable.

Item 10.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.  Exhibits.

(a)	Code of Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 99.CODE.ETH.

(b)	(1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Value Line Convertible Fund, Inc.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	July 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below, by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	July 14, 2009